S000017004 [Member] Shareholder Fees - Western Asset Variable Global High Yield Bond Portfolio	Dec. 31, 2025
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)
Class II
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)